Interest-bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Convertible loan notes ("Novartis Notes")	£ 3,196
Bank loan		£ 20,512
Private placement – Loan Notes	12,946
At December 31	16,142	20,512
Current		15,139
Non-current	£ 16,142	£ 5,373